Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment
Schedule of property and equipment

	Leasehold	Equipment
	improvements	under lease	Total
	$	$	$

Year ended December 31, 2022
Opening net book value	286	502	788
Additions	—	800	800
Foreign exchange	(15)	(2)	(17)
Depreciation	(59)	(613)	(672)
Closing net book value	212	687	899

At December 31, 2022
Cost	542	1,835	2,377
Accumulated depreciation	(330)	(1,148)	(1,478)
Net book value	212	687	899

Year ended December 31, 2023
Opening net book value	212	687	899
Additions	—	733	733
Foreign exchange	3	1	4
Depreciation	(57)	(670)	(727)
Closing net book value	158	751	909

At December 31, 2023
Cost	542	2,583	3,125
Accumulated depreciation	(384)	(1,832)	(2,216)
Net book value	158	751	909